PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Capital expenditures incurred but not yet paid	$ 27	$ 17
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions due to lease term reassessment	$ 66	$ 38
Minimum
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Lease term of contract	1 year
Maximum
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Lease term of contract	7 years